Share based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units - $ / shares				12 Months Ended
	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	59,237	86,210	176,659	322,106
Balance as at the end (none of which are vested)				322,106
Granted during the period, Weighted average fair value at grant date				$ 5.280
Balance as at the end (none of which are vested), Weighted average fair value at grant date				$ 5.280